INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]	The reconciliation of income taxes at the statutory rate of 34% to the provision for income taxes recorded in the Consolidated Statements of Operations is as follows:

	Year ended December 31,
	2013	2012
Tax benefit at federal statutory rate	34.0%	34.0%
State tax expense, net of federal benefit	5.6	5.6
Change in valuation allowance	(39.6)	(39.6)
Effective tax rate	-	-
	Year ended December 31,
	2013	2012
Income tax expense at statutory rate	$(1,099,282)	$(635,053)
Valuation allowance	1,099,282	635,053
Income tax expense	$-	$-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]	Net deferred tax assets consist of the following components:

	As of December 31,
	2013	2012
Restricted Common Stock issued to directors and employees	$329,923	$440,740
Share-based compensation – stock options	20,084	-
Net operating loss carryover	1,384,328	194,313
Valuation allowance	(1,734,335)	(635,053)
Net deferred tax asset	$-	$-